Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
The following tables present the
Company
’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2021
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Technologies	202,100	(40,420)	161,680	25,371
Trademarks	175,309	(72,237)	103,072	16,174
Customer relationship	46,900	(13,860)	33,040	5,185
Websites	27,000	(27,000)	—	—
Domain names	2,954	(2,277)	677	106
Database	73,500	(14,700)	58,800	9,228
Licensing agreements	2,798	(2,636)	162	25
Insurance brokerage license	28,133	(28,133)	—	—

	558,694	(201,263)	357,431	56,089

	December 31, 2020
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Technologies	202,100	—	202,100
Trademarks	175,309	(56,993)	118,316
Customer relationship	46,900	(5,600)	41,300
Websites	27,000	(27,000)	—
Domain names	2,237	(2,012)	225
Database	73,500	—	73,500
Licensing agreements	2,870	(2,579)	291
Insurance brokerage license	28,133	(23,444)	4,689

	558,049	(117,628)	440,421

The
Company
 obtained insurance brokerage license in 2017 through acquisition of Shanghai Tianhe Insurance Brokerage Co., Ltd., which was accounted for as asset acquisition. The Company acquired TTP on December 31, 2020 and identified the intangible assets of technologies, trademarks, customer relationship and database (Note 19). The intangible assets are amortized using the straight-line method, which is the
Company
’s
best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 1.75 to 15 years. Amortization expense was RMB11,662, RMB12,045 and RMB83,710 (US$13,136
)
for the years ended December 31, 2019, 2020 and 2021, respectively.
The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2022	2023	2024	2025	2026
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	81,104	76,106	74,106	74,106	10,726